                                                      Registration No. 2-64233
                                                      (under the Securities Act
                                                      of 1933)
                                                      Registration No. 811-2918
                                                      (under the Investment
                                                      Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  (   )

         Pre-Effective Amendment No.                                     (   )
         Post-Effective Amendment No. 40                                 ( X )
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          (   )

         Amendment No. 41                                                ( X )

                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (606) 254-7741
       -----------------------------------------------------------------

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)

____  immediately upon filing pursuant to paragraph (b)
____  on ______________ pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a) (1)
____  on ________________  pursuant to paragraph (a) (1)
____  75 days after filing pursuant to paragraph (a) (2)
__X_  on January 1, 2000 pursuant to paragraph (a) (2)
      of rule 485
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.            Prospectus Caption

        1           Cover Page
        2           Dupree Mutual Funds - Summary; Annual Total Returns
        3           Fees and Expenses of the Trust
        4           Organization of the Trust; Dupree Mutual Funds - Summary
        5           Fees and Expenses of the Trust
        6           Management of the Trust
        7           Determining Net Asset Value, Buying Shares, Selling Shares,
                    Taxes, Dividends
        8           Not Applicable
        9           Not Applicable

Part B
Item No.       Statement of Additional Information

      10            Cover Page; Table of Contents
      11            General Information and History
      12            Investment Objectives and Policies; Portfolio Turnover
                    Investment Restrictions
      13            Investment Adviser; Officers and Trustees
      14            Officers and Trustees, Shares of Beneficial Interest
      15            Investment Adviser and Other Services
      16            Portfolio Transactions
      17            Shares of Beneficial Interest
      18            How to Purchase Shares; How to Redeem Shares;
                              How We Compute Our Yields
      19            Tax Information
      20            Not Applicable
      21            How We Compute Our Yields
      22            Not Applicable

Prospectus
January 1, 2000

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(606) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.

A statement containing additional information about the Trust, Dated January 1, 2000 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







Table of Contents


 2       Dupree Mutual Funds Summary

 3       Bar Chart

 3       Trust Expenses

 6       Organization of the Trust

 6       Investment Objectives

 7       Investment Policies and Restrictions

 8       Management of the Trust

10       Determining Net Asset Value

10       Buying Shares

11       Selling Shares

13       Dividends

14       Taxes

14       Performance Calculations

15       How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES
Investors in our municipal bond series are investors seeking tax-free income derived from municipal securities. The Alabama and Mississippi Tax-Free Income Series seek a steady flow of income but with greater share price fluctuation. The Alabama and Mississippi Tax-Free Short-to-Medium Series offer less principal fluctuation, but with less yield. See "Investment Objectives".

FACTORS TO CONSIDER
An investment in our Trust, as with any mutual fund, includes risks that vary depending upon the series' investment policies, including loss of money. Investment in any of the Single State Municipal Bond series may involve greater risk than investment in a Fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The bar charts and tables for the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series and the Mississippi Tax-Free Short-to-Medium Series are not included because they become effective with this Prospectus.

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                                                    Alabama           Alabama           Mississippi      Mississippi
                                                                    Tax-Free          Tax-Free          Tax-Free         Tax-Free
                                                                    Income            Short-to          Income           Short-to
                                                                    Series            Medium            Series           Medium
                                                                                      Series                             Series
SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                              NONE              NONE              NONE             NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)                              NONE              NONE              NONE             NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   (and other distributions)(as a percentage of offering price)     NONE              NONE              NONE             NONE
Redemptions Fees
   (as a percentage of amount redeemed, if applicable)              NONE              NONE              NONE             NONE
Exchange Fee                                                        NONE              NONE              NONE             NONE



ANNUAL TRUST OPERATION EXPENSES: (expenses that are deducted from Trust assets)

                                                        Alabama           Alabama          Mississippi       Mississippi
                                                        Tax-Free          Tax-Free         Tax-Free          Tax-Free
                                                        Income            Short-to         Income            Short-to
                                                        Series            Medium           Series            Medium
                                                                          Series                             Series
Management Fee*
   (before fee reimbursements)                           0.500%           0.500%            0.500%           0.500%
Other expenses
   (before fee reimbursements)
Transfer Agent                                           0.150            0.150             0.150            0.150
All other expenses                                       0.510            0.510             0.510            0.510
                                             ----------------------------------------------------------------------
Total other expenses                                     0.660            0.660             0.660            0.660
                                             ----------------------------------------------------------------------
Total annual fund operating expenses                     1.160%           1.160%            1.160%           1.160%
                                             ======================================================================


EXAMPLE:
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost maybe higher or lower, based on these assumptions your costs would be:

             Alabama      Alabama     Mississippi Mississippi
             Tax-Free     Tax-Free    Tax-Free    Tax-Free
             Income       Short-to    Income      Short-to
             Series*      Medium      Series*     Medium
                          Series*                 Series*

1 year        95            95          95           95
3 years      295           295         295          295

You would pay the same expenses assuming no redemption.

*"Other expenses" are based on estimated amounts for the current fiscal year. The Investment Adviser for each of the series may waive management fees and assume and pay other operating expenses to reduce expenses which could be passed on to the shareholders. The Investment Adviser may terminate fee waivers or reimbursements at any time. For the year ended June 30, 1999 the estimated expenses, after waivers, would have been if the series had been in existence:


                                       Alabama        Alabama       Mississippi      Mississippi
                                      Tax-Free       Tax-Free         Tax-Free        Tax-Free
                                       Income        Short-to          Income         Short-to
                                       Series         Medium           Series          Medium
                                                      Series                           Series

Management Fee                        0.500%          0.500%           0.500%          0.500%

Other Expenses
  Transfer Agent                      0.150           0.150            0.150           0.150
  All Other Expenses                  0.100           0.100            0.100           0.100
                                      -----           -----            -----           -----

Total Other Expenses                  0.250           0.250            0.250           0.250
                                      -----           -----            -----           -----

Total Fund Operating Expenses         0.750%          0.750%           0.750%          .0750%
                                     ======          ======           ======          ======

You would have paid the following expenses on a $10,000 investment assuming a 5% annual return and redemption at the end of each period:

                            1 year           $79             $79              $79             $79
                            3 years          $246            $246             $246            $246

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of four series are being offered for sale:

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama and Mississippi Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities law of those states. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi under the securities law of those states. We offer and redeem our shares at current net asset value.

Investment Objectives

Our investment objective is to seek the highest level of income without undue risk to principal. Of course, no mutual fund offered by us or anyone else can guarantee that the investment objective will be met.

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".

The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Alabama and Mississippi. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities.

Alabama's economy relies in part on the textile, automobile and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents continues to improve, certain areas continue to lag in economic development.

Mississippi's economy relies primarily on manufacturing and service industries, with substantial growth in the gaming and tourism industries. In recent years, while Mississippi's financial condition continues to improve, it currently ranks last among the states in per capita income.

The economies of Alabama and Mississippi are sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.

Alabama Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. As a non-diversified series, the Income series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Alabama Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Mississippi Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. As a non-diversified series, the Income series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Mississippi Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our four single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)

C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

 MANAGEMENT OF THE TRUST

Trustees
The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:

Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

Fred L. Dupree, Jr., Vice President and Director of Dupree & Company, Inc.*

William T. Griggs II, President of Dupree & Company, Inc.*

Lucy A. Breathitt, Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission.

William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.

Robert L. Maddox, Partner (retired) Wyatt, Tarrant & Combs, Attorneys, Louisville, KY.

William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr., Fred L. Dupree, Jr., and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.

Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.

                                                             Pension or                                     Total
                                                             Retirement              Estimated           Compensation
                                     Aggregate            Benefits Accrued             Annual           From Trust and
       Name of Person,             Compensation              As Part of            Benefits Upon        Trust Complex
           Position                 From Trust             Trust Expenses            Retirement        Paid to Trustees
---------------------------------------------------------------------------------------------------------------------------

Thomas P. Dupree, Sr.                   -0-               None - No Pension             None                 -0-
President, Chairman,                                      or Retirement Plan
Trustee

Fred L. Dupree, Jr.                     -0-               None - No Pension             None                 -0-
Vice President, Trustee                                   or Retirement Plan

William T. Griggs II                    -0-               None- No Pension              None                 -0-
Vice President,                                           or Retirement Plan
Assistant Secretary, Trustee
(since 1998)

Lucy A. Breathitt                     $14,000              None-No Pension              None               $14,000
Trustee (since 1996)                                      or Retirement Plan

William A. Combs, Jr.                 $14,000             None - No Pension             None               $14,000
Trustee                                                   or Retirement Plan

Robert L. Maddox                      $14,000             None - No Pension             None               $14,000
Trustee                                                   or Retirement Plan

William S. Patterson                  $14,000             None - No Pension             None               $14,000
Trustee                                                   or Retirement Plan

Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our four series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama and Mississippi Series are each dated as of November 1, 1999. Each agreement will continue in effect until October 31, 2001 if approved by the shareholders of each series and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on page 3 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:


Range of Total Assets                                                  100,000,001-
(in dollars)                                         $0-100,000,000    $150,000,000              $150,000,001+
All Municipal Bond Funds                             .50 of 1%         .45 of 1%                 .40 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.

Indiana limits annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets.

Fund Portfolio Manager

The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The value of your investment in any of our series is not reduced by a sales charge or commission.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check which does not clear, we may cancel your order and hold you responsible for any loss which we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment
Your initial and subsequent investments need only be $100.00 for any of our series.

By Wire
If this is an initial investment you must first call us to tell us the following:
         - How the account is to be registered
         - Name of series in which you wish to invest
         - Your address
         - Your tax identification number
         - Amount being wired
         - Name of wiring bank

Our wire instructions are directed to Star Bank, Cincinnati, Ohio as follows:
         Star Bank ABA # 0420-0001-3
         Alabama Tax-Free Income Series                       #821-602-844
         Alabama Tax-Free Short-to-Medium Series              #821-602-851
         Mississippi Tax-Free Income Series                   #821-602-794
         Mississippi Tax-Free Short-to-Medium Series          #821-602-802

If you are adding to an existing account please call us with your name and account number.

By Mail
Make your check payable to the series you want to invest in and send your check to:
         Dupree Mutual Funds
         P.O. Box 1149
         Lexington, KY  40588-1149

Along with one of the following:
         *A completed new account form (if new account)
         *The detachable stub which you will find at the bottom of your most recent account statement
         *A letter specifying the account number and series

Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording a telephone redemption request or making inquiries of information which should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone
In Lexington (606) 254-7741
Toll Free National Number (800) 866-0614

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
    * Any certificates of beneficial interest
    * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of the Short-to-Medium Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                                                  DAILY
CHECK LIMITS                            MINIMUM                   MAXIMUM                   CHECKING WRITING CHARGES
AL Short-to-Medium Series               $500                      $25,000                   Share Redemption:  NONE
MS Short-to-Medium Series               $500                      $25,000                   Checks:  NONE
                                                                                            Insufficient Funds:  $19.00
                                                                                            Stop Payment:  $15.00

Third-Party Investments
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:

*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Alabama and Mississippi Income Series pay such dividends as of the last business day of each quarter. The Alabama and Mississippi Short-to-Medium Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the New York Stock Exchange is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company"
(RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends which will be excludable from gross income for federal and state income tax purposes. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its then active series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40588-1149

PHONE
(606) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
Firstar
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-118

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, OH  45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY  40522

Additional information about the Series' investments is available in the Series' future annual and semi-annual reports to shareholders. In the Series' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year.

To request other information, free of charge, including future Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries phone us at 800 866 0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available at the Commissions Internet site at http://www.sec.gov and copies of the information may be obtained upon payment of the duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, January 1, 2000


                                                                        811-2918

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                 JANUARY 1, 2000

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.......................................   1

INVESTMENT OBJECTIVES AND POLICIES....................................   1
    Portfolio Turnover................................................   3
    Investment Restrictions...........................................   5

NON-FUNDAMENTAL RESTRICTIONS..........................................   5

INVESTMENT ADVISER AND OTHER SERVICES.................................   5
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES.................................................   6
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS................................................   8

SHARES OF BENEFICIAL INTEREST.........................................   9
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES................................................   9
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES..................................................  10
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS.............................................  10

TAX INFORMATION.......................................................  11
    (See "Dividends" and "Taxes" in Prospectus)


This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated January 1, 2000. A Prospectus may be obtained, without charge, by calling or writing the Trust listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in four series that invest in professionally-managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our four series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. The series we offer invest in professionally-managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Alabama and Mississippi in order to provide interest income exempt from federal income tax, and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section which follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         ALABAMA TAX-FREE INCOME SERIES
                     ALABAMA TAX-FREE SHORT-TO-MEDIUM SERIES
                       MISSISSIPPI TAX-FREE INCOME SERIES
                   MISSISSIPPI TAX-FREE SHORT-TO-MEDIUM SERIES

As stated in our Prospectus, the investment objective our four municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, either Alabama or Mississippi in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section which follows for a more complete discussion of the tax consequences of these investment policies. The Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Mississippi Tax-Free Short-to-Medium Series, maintain non-diversified portfolios.

At least 80% of the Alabama and Mississippi municipal securities we purchase must be municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama and Mississippi municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series or the Mississippi Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

RATINGS OF MUNICIPAL NOTES AND BONDS

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's. Securities rated with three A's are considered the best quality; two A's denote high quality with some elements that would make long-term risks appear somewhat larger; and securities issued denoted with A are regarded as a safe upper medium grade obligation. Three B's or a combination of a B and two A's are considered medium grade neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with an one being the best quality, two representing high quality with margins of protection ample, although not so large as in the preceding group, and a three representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MUNICIPAL SECURITIES

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and state income taxes.

Municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

ALABAMA TAX-FREE INCOME SERIES
ALABAMA TAX-FREE SHORT-TO-MEDIUM SERIES
MISSISSIPPI TAX-FREE INCOME SERIES
MISSISSIPPI TAX-FREE SHORT-TO-MEDIUM SERIES

We do not intend to purchase Alabama or Mississippi municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama or Mississippi municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

As a new series of funds we expect the portfolio turnover to be minimal in the upcoming year.

                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions which may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

ALABAMA AND MISSISSIPPI INCOME AND SHORT-TO-MEDIUM SERIES

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama and Mississippi, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama and Mississippi municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama and Mississippi municipal securities or other securities secured by real estate or interest in real estate.

8.       Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.      Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.      Write or invest in put or call options, or any combination thereof.

16.      Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc.. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our chief executive officer and as a member of our Board of Trustees. Fred L. Dupree, Jr., is director for Dupree & Company, Inc. and Trustee for us. William T. Griggs II is President of Dupree & Company, Inc. and Vice President and Trustee with us. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and also holds the same offices with us. Alison L. Arnold is Assistant Vice President with us.

INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our four series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama and Mississippi Series are each dated as of November 1, 1999. Each agreement will continue in effect until October 31, 2001 if approved by the shareholders of each series and may be continued from year to year after their defined ending dates if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Alabama and Mississippi Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, and .40 of 1% of the average daily net assets in excess of $150,000,001 of each series determined separately.

                                 OTHER SERVICES

Firstar, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. Firstar Bank is responsible for the safekeeping of the assets of each series of the Trust. Firstar presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.

Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series.

Ernst & Young LLP, 1300 Chiquita Center, 250 East 5th Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation.

Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Each Series of the Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.

                              OFFICERS AND TRUSTEES

The following table sets forth information as to our officers and trustees:

                                                                                     Principal Occupation
         Name and Address                   Office(s) With Us                     During the Past Five Years
         ----------------                   -----------------                     --------------------------

THOMAS P. DUPREE, SR.*              President and Trustee              Chairman  of the Board of Dupree  & Company,
125 South Mill Street                                                  Inc., President of Dupree Investment Advisers,
Lexington, KY 40507                                                    Inc. Director, Studio Plus Hotels, Inc.
Age:  69

FRED L. DUPREE, JR.*                Vice President and Trustee         Vice President, Secretary, Treasurer and
125 South Mill Street                                                  Director of Dupree & Company, Inc. and Dupree
Lexington, KY  40507                                                   Investment Advisers, Inc.
Age:  72

WILLIAM T. GRIGGS, II*              Vice President                     President  of Dupree & Company, Inc. and Dupree
125  South Mill Street              Assistant Secretary and Trustee    Investment Advisers, Inc.
Lexington, KY  40507
Age:  48

LUCY A. BREATHITT                   Trustee                            Alexander  Farms, farming;  Kentucky Horse Park
1703 Fairway Drive                                                     Foundation  Board; Kentucky  Horse Park  Museum
Lexington, KY  40502                                                   Board, Kentucky State Nature Preserves
Age:  62                                                               Commission




                                                                                     Principal Occupation
         Name and Address                   Office(s) With Us                     During the Past Five Years
         ----------------                   -----------------                     --------------------------

WILLIAM A. COMBS, JR.               Trustee                            Secretary, Treasurer, Director,  Dana  Motor
111 Woodland Ave., #510                                                Cincinnati, Ohio; Secretary-Treasurer,  Director
Lexington, KY 40502                                                    Freedom   Dodge,  Lexington, KY; Secretary,
Age:  59                                                               Treasurer, Director  Ellerslie Realty  Inc.,
                                                                       Lexington, KY; Partner, Forkland Development
                                                                       Co., Lexington, KY;  Partner, Lexland,
                                                                       Lexington,  KY.; Director, First Security Bank ,
                                                                       Lexington, KY

ROBERT L. MADDOX                    Trustee                            Partner   (retired)  Wyatt, Tarrant  &  Combs,
2800 Citizens Plaza                                                    Louisville, KY Attorneys;  Director, Nugent Sand
Louisville, KY  40202                                                  Company,  Louisville,  KY; Director,  Orr Safety
Age:  75                                                               Corporation, Louisville, KY,; Director,
                                                                       Whip-Mix Corporation, Louisville, KY.

WILLIAM S. PATTERSON                Trustee                            President, CEO, Cumberland  Surety   Co.,
367 West Short Street                                                  Lexington, KY,  President, Patterson  &  Co.,
Lexington, KY 40507                                                    Frankfort, KY, (real estate development,
Age:  67                                                               thoroughbred horse breeding, farming)

MICHELLE M. DRAGOO                  Vice  President, Secretary         Vice President of Dupree & Company,  Inc.  and
125  South Mill Street              and Treasurer                      Dupree Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507
Age:  38

ALISON L. ARNOLD                    Assistant Vice President           Assistant Vice President  of Dupree & Company,
125  South Mill Street                                                 Inc. and Dupree Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507
Age:  39

*      Thomas P. Dupree,  Sr., Fred L. Dupree,  Jr., and William T. Griggs II are  "interested  persons" of our
     Investment Adviser and of us within the meaning of the Investment Company Act of 1940.

As of September 1,  1999 shares of the Trust were owned by our officers and trustees as shown below.


                                                  Thomas P.            Fred L.          William T.      Non-Interested Trustees
                                                 Dupree, Sr.         Dupree, Jr.        Griggs II      and other officers as a group
KENTUCKY INCOME SERIES
Number of Shares Outstanding                    248,826.761              0.000              0.000        425,863.600
Percentage of Shares Outstanding                       .427%             0.000               .000               .735%

KENTUCKY SHORT-TO-MEDIUM SERIES
Number of Shares Outstanding                    152,409.541              0.000            717.705        234,967.900
Percentage of Shares Outstanding                      1.385%             0.000               .007%             2.135%

INTERMEDIATE GOVERNMENT BOND SERIES
Number of Shares Outstanding                      2,791.719          3,517.181              0.000         15,205.910
Percentage of Shares Outstanding                       .243%              .306%             0.000              1.322%

Thomas P. Dupree, Sr., and Fred L. Dupree, Jr. are brothers. None of Thomas P. Dupree, Sr., Fred L Dupree, Jr ., nor William T. Griggs II receives any remuneration from us.

Each non-interested Trustee received compensation in the amount of $14,000 for their services to us for the fiscal year ended June 30, 1999. For the current fiscal year the four non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $13,000 each plus $1,000 for each Audit Committee meeting attended. Two Audit Committee meetings are anticipated to be held during fiscal year ending June 30, 2000.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through Paine Webber, Inc., in which Thomas
P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of
Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Alabama and Mississippi municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in four series as described in the Prospectus:
Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series,

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.

                             HOW TO PURCHASE SHARES

Shares of our Trust which are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series which are outstanding. The New York Stock Exchange is closed on the following Holidays:
New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Alabama and Mississippi municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. As of June 30, 1999 the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series and the Mississippi Tax-Free Short-to-Medium Series were not effective and therefore not set forth below.

SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt.

Other yield quotations will be computed based on a 30-day period by dividing
(a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing
(a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt.

For the Alabama and Mississippi Income Series and Short-to-Medium Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money which is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and (iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             FEDERAL TAX INFORMATION

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama and Mississippi Income and Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   EXCISE TAX

The Internal Revenue Code contains a provision which discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  CAPITAL GAINS

Long term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long term capital gain distributions to individuals will be taxed at the applicable individual tax rate.


                            EXEMPT INTEREST DIVIDENDS

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                TAX EXEMPT BONDS

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    INCOME SERIES AND SHORT-TO-MEDIUM SERIES

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama and Mississippi municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                             ALABAMA TAX INFORMATION

Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium

Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of a Alabama corporation or other entity.

Please consult your tax advisor for more details on how these funds may effect your state tax liability.

                           MISSISSIPPI TAX INFORMATION

Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Mississippi income tax purposes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax advisor for more details on how these funds may effect your state tax liability.


                             INDIANA TAX INFORMATION

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

                            KENTUCKY TAX INFORMATION

Insofar as the dividends we pay from the Alabama and Mississippi Series' qualify as "exempt interest dividends" for federal income tax purposes, they are not excludable from the shareholder's gross income for Kentucky income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be included in gross income for Kentucky income tax purposes.

Please consult your tax advisor for more details on how these funds may effect your state tax liability.

                         NORTH CAROLINA TAX INFORMATION

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax advisor for more details on how these funds may effect your state tax liability.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a)(2) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the this 14th day of October, 1999

                                            DUPREE MUTUAL FUNDS



                                            By   s/ Thomas P. Dupree, Sr.
                                                 ------------------------
                                                   Thomas P. Dupree, Sr.
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                                      Date
         ----------                         -----                                      ----

s/ Thomas P. Dupree, Sr.            President (Principal Executive Officer)           10-14-99
------------------------            and Trustee                                       --------




s/ Fred L. Dupree, Jr.              Vice President and Trustee                        10-14-99
------------------------                                                              --------

s/ William T. Griggs II             Vice President, Assistant Secretary and Trustee   10-14-99
                                                                                      --------



s/ William A. Combs, Jr.            Trustee                                           10-14-99
------------------------                                                              --------


________________________            Trustee                                           ________
Robert L. Maddox



s/ William S. Patterson             Trustee                                           10-14-99
------------------------                                                              --------

s/ Lucy A. Breathitt                Trustee
------------------------

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO 40

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940

                               DUPREE MUTUAL FUNDS
                        POST-EFFECTIVE ADMENTMENT NO. 40


PART C of Form N-1A
Item 23.
(A) The Declaration of Trust, including previous amendments is incorporated by reference from Post Effective Amendment No. 39; an additional Amendment is included herein.
(B)      Bylaws is incorporated by reference from Post Effective Amendment No.
         39
(C) The Certificates of Beneficial Interest for the Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series are included herein
(D) The Investment Advisory Contracts for the Alabama Tax-Free Income Series, Alabama Tax-Free Short-to- Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series are included herein
(E)      NA
(F)      NA
(G) Custodian Agreement is incorporated by reference from Post Effective Amendment No. 39, and amendment to same is included herein.
(H) Transfer Agent is incorporated by reference from Post Effective Amendment No. 39
(I)      Legal Opinion
(J)      Consent of Independent Accountants
(K)      NA
(L)      NA
(M)      N/A
(N)      N/A
Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Inapplicable
Item 25. INDEMNIFICATION - Section 7.4 of the Declaration of Trust provides that the Trust shall indemnify each Trustee or officer against liabilities, including fines, penalties, judgments, expenses or attorneys fees for actions taken in their capacities unless such actions arose by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties
Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
         The Registrant's Investment Adviser, Dupree & Company, Inc., is a Kentucky Corporation located at 125 South Mill Street, Suite 100, Lexington, Kentucky 40507, and it serves as the Transfer Agent for the Registrant. Thomas P. Dupree, is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. Fred L. Dupree, Jr., is Vice President, of Dupree & Company, Inc., and the Registrant. William
         T. Griggs, II is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant. Michelle M. Dragoo is Vice President, Secretary and Treasurer of both Dupree & Company, Inc. and the Registrant.
Item 27. PRINCIPAL UNDERWRITERS
         Inapplicable
Item 28. LOCATION OF ACCOUNTS AND RECORDS
         Registrant's Transfer Agent and Dividend Disbursing Agent is Dupree & Company, Inc., 125 South Mill Street, Vine Center, Lexington, Kentucky 40507
Item 29. MANAGEMENT SERVICES
         Described in parts A and B
Item 30. UNDERTAKINGS NA

                        AMENDMENT TO DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

             THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST j.

Dupree Mutual Funds dated June 25, 1987 is made and entered

into at 125 South Mill Street, Vine Center, Suite 100,

Lexington, Kentucky 40507 as of the  26st  day of  October ,

19 99 , by the TRUSTEES, hereinafter named for the purpose of renaming one series of shares of beneficial interest.


                                WITNESSETH THAT:

         Article V, Section 5.2 Establishment and Designation

of Series is amended to read as follows:

                  Without limiting the authority of the
                  Trustees' set forth in Section 5.1 to
                  establish and designate any further Series, the Trustees hereby establish and designate twelve series of shares: (i) The "Kentucky Tax-Free Income Series"; (ii) The "Kentucky Tax-Free Short to Medium Series"; (iii) The "Dupree Cash Management Series"; (iv) The "Intermediate Government Bond Series"; and (v) The Tennessee Tax-Free Income Series" (vi) The "Tennessee Tax-Free Short to Medium Series; (vii) The "North Carolina Tax-Free Income Series"; (viii) The "North Carolina Tax-Free Short to Medium Series"; (ix) The "Alabama Tax-Free Income Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; (x) The "Alabama Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; (xi) The "Mississippi Tax-Free Income Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; and (xii) The "Mississippi Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                  IN WITNESS WHEREOF, the undersigned have hereunto set

their hands and seals for themselves and their assigns, as of the day and year first above written.

                                                     ---------------------
                                                     THOMAS P. DUPREE, SR.





                                                     ---------------------
                                                     FRED L. DUPREE, JR.



                                                     ---------------------
                                                     WILLIAM A. COMBS, JR.



                                                     ---------------------
                                                     ROBERT L. MADDOX



                                                     ---------------------
                                                     WILLIAM S. PATTERSON

STATE OF KENTUCKY)
                 ( SCT.
COUNTY OF FAYETTE)

         On this the 26ST  day of OCTOBER ,  1999,

before me personally appeared Thomas P. Dupree, Sr., Fred L:

Dupree, Jr., William A. Combs, Jr., Robert L. Maddox and

William S. Patterson, to me known to be the persons

described in and who executed the foregoing instrument, and

acknowledged that they executed the same as their free acts and deeds.

         WITNESS my hand and notarial seal this 26st day of

OCTOBER, 1999
         My commission expires:              _______________________


                                             _______________________
                                             NOTARY PUBLIC, STATE AT LARGE, KY

This instrument prepared by:

GAY M ELSTE
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

                         ALABAMA TAX-FREE INCOME SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.         ALPHA CODE                              SEE REVERSE FOR
                                                           CERTAIN DEFINITIONS

                                                          CUSIP    26615585-2



THIS CERTIFIES THAT                                       is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the ALABAMA TAX-FREE INCOME SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                 Secretary                                  Chairman



            COUNTERSIGNED:
                                        DUPREE & COMPANY, INC.   TRANSFER AGENT
            BY





                                        ----------------------------------------
                                                            AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

  TEN COM-  as tenants in common      UNIF GIFT MIN ACT- _____________ Custodian
_______________________
  TEN ENT-  as tenants by the entireties             (Cust)             (Minor)
    JT TEN- as joint tenants with                  under Uniform Gifts to Minors
            right of survivorship and              Act _________________________
            not as tenants in common                        (State)

     Additional abbreviations may also be used though not in the above list.


       FOR VALUE RECEIVED
_______________________________________________________________

hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE

________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
__________ shares
of the shares of Beneficial Interest of ALABAMA TAX-FREE INCOME SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

____________________________________________________________________________Atto
rney
to cause the transfer of said shares to be registered on the books of said
Trust with full power of substitution in the premises.

Dated:_________________________

                            (Sign here)
__________________________________________


     ________________________________________
                                        NOTE:  The signature(s) above must
                                        correspond in every particular, without
                                        alteration, with the name(s) as printed
                                        on your Certificates or Open Account
                                        Statement.
NOTE                                    Signature Guaranteed
If your signature is required, your signature must be guaranteed by:
         (a)   a commercial bank member of the Federal
               Deposit Insurance Corporation, or
         (b)   a trust company, or                     By:
         (c)   a member of a national stock exchange.
                    ______________________________________________
                                                  (Name of Bank or Firm)


                    ______________________________________________
                                                  (Signature of Officer & Title)

                     ALABAMA TAX-FREE SHORT-TO-MEDIUM SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust
ACCOUNT NO      ALPHA CODE                                  SEE REVERSE FOR
                                                           CERTAIN DEFINITIONS

                                                   CUSIP         26615586-0



THIS CERTIFIES THAT                                is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the ALABAMA TAX-FREE SHORT-TO-MEDIUM SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                         Secretary                  Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.  TRANSFER AGENT
                   BY



                                             ___________________________________
                                                           AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

  TEN COM-  as tenants in common      UNIF GIFT MIN ACT- _____________ Custodian
_______________________
  TEN ENT-  as tenants by the entireties             (Cust)             (Minor)
    JT TEN- as joint tenants with                  under Uniform Gifts to Minors
            right of survivorship and              Act _________________________
            not as tenants in common                        (State)

     Additional abbreviations may also be used though not in the above list.


       FOR VALUE RECEIVED
_______________________________________________________________

hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE

________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
__________ shares
of the shares of Beneficial Interest of ALABAMA TAX-FREE INCOME SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

____________________________________________________________________________Atto
rney
to cause the transfer of said shares to be registered on the books of said
Trust with full power of substitution in the premises.

Dated:_________________________

                            (Sign here)
__________________________________________


     ________________________________________
                                        NOTE:  The signature(s) above must
                                        correspond in every particular, without
                                        alteration, with the name(s) as printed
                                        on your Certificates or Open Account
                                        Statement.
NOTE                                    Signature Guaranteed
If your signature is required, your signature must be guaranteed by:
         (a)   a commercial bank member of the Federal
               Deposit Insurance Corporation, or
         (b)   a trust company, or                     By:
         (c)   a member of a national stock exchange.
                    ______________________________________________
                                                  (Name of Bank or Firm)


                    ______________________________________________
                                                  (Signature of Officer & Title)

                       MISSISSIPPI TAX-FREE INCOME SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust
ACCOUNT NO      ALPHA CODE                                  SEE REVERSE FOR
                                                          CERTAIN DEFINITIONS

                                                   CUSIP           26615578-8



THIS CERTIFIES THAT                              is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the MISSISSIPPI TAX-FREE INCOME SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                           Secretary                                Chairman



                    COUNTERSIGNED:

                                      DUPREE & COMPANY, INC.      TRANSFER AGENT
                    BY



                                      __________________________________________
                                                            AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

  TEN COM-  as tenants in common      UNIF GIFT MIN ACT- _____________ Custodian
_______________________
  TEN ENT-  as tenants by the entireties             (Cust)             (Minor)
    JT TEN- as joint tenants with                  under Uniform Gifts to Minors
            right of survivorship and              Act _________________________
            not as tenants in common                        (State)

     Additional abbreviations may also be used though not in the above list.


       FOR VALUE RECEIVED
_______________________________________________________________

hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE

________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
__________ shares
of the shares of Beneficial Interest of ALABAMA TAX-FREE INCOME SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

____________________________________________________________________________Atto
rney
to cause the transfer of said shares to be registered on the books of said
Trust with full power of substitution in the premises.

Dated:_________________________

                            (Sign here)
__________________________________________


     ________________________________________
                                        NOTE:  The signature(s) above must
                                        correspond in every particular, without
                                        alteration, with the name(s) as printed
                                        on your Certificates or Open Account
                                        Statement.
NOTE                                    Signature Guaranteed
If your signature is required, your signature must be guaranteed by:
         (a)   a commercial bank member of the Federal
               Deposit Insurance Corporation, or
         (b)   a trust company, or                     By:
         (c)   a member of a national stock exchange.
                    ______________________________________________
                                                  (Name of Bank or Firm)


                    ______________________________________________
                                                  (Signature of Officer & Title)

                   MISSISSIPPI TAX-FREE SHORT-TO-MEDIUM SERIES



                              DUPREE MUTUAL FUNDS
                           A Kentucky Business Trust
ACCOUNT NO      ALPHA CODE                                   SEE REVERSE FOR
                                                            CERTAIN DEFINITIONS

                                                       CUSIP        26615588-6



THIS CERTIFIES THAT                                 is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the MISSISSIPPI TAX-FREE SHORT-TO-MEDIUM SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                           Chairman



             COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
             BY



                                             ___________________________________
                                                           AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

  TEN COM-  as tenants in common      UNIF GIFT MIN ACT- _____________ Custodian
_______________________
  TEN ENT-  as tenants by the entireties             (Cust)             (Minor)
    JT TEN- as joint tenants with                  under Uniform Gifts to Minors
            right of survivorship and              Act _________________________
            not as tenants in common                        (State)

     Additional abbreviations may also be used though not in the above list.


       FOR VALUE RECEIVED
_______________________________________________________________

hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE

________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
__________ shares
of the shares of Beneficial Interest of ALABAMA TAX-FREE INCOME SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

____________________________________________________________________________Atto
rney
to cause the transfer of said shares to be registered on the books of said
Trust with full power of substitution in the premises.

Dated:_________________________

                            (Sign here)
__________________________________________


     ________________________________________
                                        NOTE:  The signature(s) above must
                                        correspond in every particular, without
                                        alteration, with the name(s) as printed
                                        on your Certificates or Open Account
                                        Statement.
NOTE                                    Signature Guaranteed
If your signature is required, your signature must be guaranteed by:
         (a)   a commercial bank member of the Federal
               Deposit Insurance Corporation, or
         (b)   a trust company, or                     By:
         (c)   a member of a national stock exchange.
                    ______________________________________________
                                                  (Name of Bank or Firm)


                    ______________________________________________
                                                  (Signature of Officer & Title)

         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1999 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Alabama Tax-Free Income Series, (hereinafter called "Income Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Income Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Income Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Income Series and shall provide the Income Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Income Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Income Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Income Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Income Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Income Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Income Series.

         3.   (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Income Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Income Series) as the Income Series may reasonably require in the conduct of its business;

              (ii)Maintain and preserve on behalf of the Income Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Income Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Income Series by any custodian, transfer agent or other institutional agent retained by the Income Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Income Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Income Series, and
(B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Income Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Income Series to serve as such without remuneration from or other cost to the Income Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Income Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i)   Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Income Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Income Series shares.

              (c) The Income Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Income Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Income Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Income Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Income Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Income Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Income Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the

Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Income Series pursuant to paragraph 3(a)(i) hereof are the property of the Income Series and shall be surrendered by the Adviser promptly on request by the Income Series. The Income Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Income Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Income Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,001 of the Income Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Income Series on the basis of the net asset value of the Income Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Income Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Income Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Income Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Income Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Income Series.

         9. The term of this Agreement shall begin on November 1, 1999 subject to approval by the shareholders of the Income Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 2001, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Income Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Income Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Income Series, in writing, at least sixty
(60) days prior to October 31 of each year after 1999 that it does not desire such continuation. The Adviser shall furnish to the Income Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Income Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Income Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Income Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Income Series whose services were made available to the Income Series by the Adviser shall be liable to the Income Series for any error of judgment or mistake of law or for any loss suffered by the Income Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Income Series and/or Dupree Mutual Funds) against any liability to the Income Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Income Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Income Series and/or Dupree Mutual Funds against any liability to the Income Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Income Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Income Series,
(iii) to protect the Adviser against any liability to the Income Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Income Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Income Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Income Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Income Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Income Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                        DUPREE MUTUAL FUNDS for and on behalf of Alabama Tax-Free Income Series


                                        By:____/s Thomas P. Dupree, Sr.____
                                              President



Attest___/s Michelle Dragoo_________



                                        DUPREE & COMPANY, INC.



                                        By: ____/s William T. Griggs II___
                                              President




Attest___/s Michelle Dragoo_________

         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1999 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Alabama Tax-Free Short-to-Medium Series, (hereinafter called "Short-to-Medium Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Short-to-Medium Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Short-to-Medium Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Short-to-Medium Series and shall provide the Short-to-Medium Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Short-to-Medium Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Short-to-Medium Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Short-to-Medium Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Short-to-Medium Series such of he information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Short-to-Medium Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Short-to-Medium Series.

           3. (a)The Adviser shall:

              (i) Pay or provide for and furnish to the Short-to-Medium Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series) as the Short-to-Medium Series may reasonably require in the conduct of its business;

              (ii)Maintain and preserve on behalf of the Short-to-Medium Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Short-to-Medium Series is required to maintain and preserve pursuant to Section 31(a) of the Investment

Company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Short-to-Medium Series by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Short-to-Medium Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Short-to-Medium Series; and

              (iv)Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Short-to-Medium Series to serve as such without remuneration from or other cost to the Short-to-Medium Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Short-to-Medium Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Short-to-Medium Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Short-to-Medium Series shares.

              (c) The Short-to-Medium Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Short-to-Medium Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Short-to-Medium Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Short-to-Medium Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Short-to-Medium Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Short-to-Medium Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Short-to-Medium Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Short-to-Medium Series pursuant to paragraph 3(a)(i) hereof are the property of the Short-to-Medium Series and shall be surrendered by the Adviser promptly on request by the Short-to-Medium Series. The Short-to-Medium Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Short-to-Medium Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Short-to-Medium Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,000 of the Short-to-Medium Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Short-to-Medium Series on the basis of the net asset value of the Short-to-Medium Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Short-to-Medium Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Short-to-Medium Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Short-to-Medium Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Short-to-Medium Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Short-to-Medium Series.

         9. The term of this Agreement shall begin on November 1, 1999 subject to approval by the shareholders of the Short-to-Medium Series at the 1999 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 2001, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Short-to-Medium Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this

Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Short-to-Medium Series, in writing, at least sixty (60) days prior to October 31 of each year after 1999 that it does not desire such continuation. The Adviser shall furnish to the Short-to-Medium Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Short-to-Medium Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Short-to-Medium Series whose services were made available to the Short-to-Medium Series by the Adviser shall be liable to the Short-to-Medium Series for any error of judgment or mistake of law or for any loss suffered by the Short-to-Medium Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds) against any liability to the Short-to-Medium Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Short-to-Medium Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds against any liability to the Short-to-Medium Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Short-to-Medium Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Short-to-Medium Series, (iii) to protect the Adviser against any liability to the Short-to-Medium Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Short-to-Medium Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Short-to-Medium Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Short-to-Medium Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Short-to-Medium Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Short-to-Medium Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                       DUPREE MUTUAL FUNDS for and on behalf of Alabama Tax-Free Short-to-Medium Series


                                       By: /s/ Thomas P. Dupree, Sr.
                                          ----------------------------
                                               President



Attest /s/ Michelle Dragoo
      ----------------------



                                       DUPREE & COMPANY, INC.



                                       By: /s/ William T. Griggs II
                                          ----------------------------
                                               President




Attest /Michelle Dragoo
      -----------------

         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1999 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Mississippi Tax-Free Income Series, (hereinafter called "Income Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                  WITNESSETH:

         WHEREAS, the Income Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Income Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Income Series and shall provide the Income Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Income Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Income Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Income Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Income Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Income Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Income Series.

           3. (a)The Adviser shall:

              (i) Pay or provide for and furnish to the Income Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Income Series) as the Income Series may reasonably require in the conduct of its business;

              (ii)Maintain and preserve on behalf of the Income Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Income Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Income Series by any custodian, transfer agent or other institutional agent retained by the Income Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Income Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Income Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Income Series; and

              (iv)Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Income Series to serve as such without remuneration from or other cost to the Income Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Income Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Income Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Income Series shares.

              (c) The Income Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Income Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Income Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Income Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Income Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Income Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Income Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the

Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Income Series pursuant to paragraph 3(a)(i) hereof are the property of the Income Series and shall be surrendered by the Adviser promptly on request by the Income Series. The Income Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Income Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Income Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value,
 .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,001 of the Income Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Income Series on the basis of the net asset value of the Income Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Income Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Income Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Income Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Income Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Income Series.

         9. The term of this Agreement shall begin on November 1, 1999 subject to approval by the shareholders of the Income Series at the 1997 Annual
Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 2001, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Income Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Income Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Income Series, in writing, at least sixty (60) days prior to October 31 of each year after 1999 that it does not desire such continuation. The Adviser shall furnish to the Income Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Income Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Income Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Income Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Income Series whose services were made available to the Income Series by the Adviser shall be liable to the Income Series for any error of judgment or mistake of law or for any loss suffered by the Income Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Income Series and/or Dupree Mutual Funds) against any liability to the Income Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Income Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Income Series and/or Dupree Mutual Funds against any liability to the Income Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Income Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Income Series, (iii) to protect the Adviser against any liability to the Income Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Income Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Income Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Income Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Income Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Income Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                       DUPREE MUTUAL FUNDS for and on behalf of Mississippi Tax-Free Income Series


                                       By: /s/ Thomas P. Dupree, Sr.
                                          ---------------------------
                                               President



Attest /s/ Michelle Dragoo
      ---------------------


                                       DUPREE & COMPANY, INC.



                                       By: /s/ William T. Griggs II
                                          ---------------------------
                                                President




Attest /s/ Michelle Dragoo
      ---------------------

         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1999 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Mississippi Tax-Free Short-to-Medium Series, (hereinafter called "Short-to-Medium Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                  WITNESSETH:

         WHEREAS, the Short-to-Medium Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Short-to-Medium Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Short-to-Medium Series and shall provide the Short-to-Medium Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Short-to-Medium Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Short-to-Medium Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Short-to-Medium Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Short-to-Medium Series such of he information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Short-to-Medium Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Short-to-Medium Series.

           3. (a)The Adviser shall:

              (i) Pay or provide for and furnish to the Short-to-Medium Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series) as the Short-to-Medium Series may reasonably require in the conduct of its business;

              (ii)Maintain and preserve on behalf of the Short-to-Medium Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Short-to-Medium Series is required to maintain and preserve pursuant to Section 31(a) of the Investment

Company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Short-to-Medium Series by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Short-to-Medium Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Short-to-Medium Series; and

              (iv)Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Short-to-Medium Series to serve as such without remuneration from or other cost to the Short-to-Medium Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Short-to-Medium Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Short-to-Medium Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Short-to-Medium Series shares.

              (c) The Short-to-Medium Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Short-to-Medium Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Short-to-Medium Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Short-to-Medium Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Short-to-Medium Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Short-to-Medium Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Short-to-Medium Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Short-to-Medium Series pursuant to paragraph 3(a)(i) hereof are the property of the Short-to-Medium Series and shall be surrendered by the Adviser promptly on request by the Short-to-Medium Series. The Short-to-Medium Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Short-to-Medium Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Short-to-Medium Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,000 of the Short-to-Medium Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Short-to-Medium Series on the basis of the net asset value of the Short-to-Medium Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Short-to-Medium Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Short-to-Medium Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Short-to-Medium Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Short-to-Medium Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Short-to-Medium Series.

         9. The term of this Agreement shall begin on November 1, 1999 subject to approval by the shareholders of the Short-to-Medium Series at the 1999 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 2001, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Short-to-Medium Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this

Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Short-to-Medium Series, in writing, at least sixty (60) days prior to October 31 of each year after 1999 that it does not desire such continuation. The Adviser shall furnish to the Short-to-Medium Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Short-to-Medium Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Short-to-Medium Series whose services were made available to the Short-to-Medium Series by the Adviser shall be liable to the Short-to-Medium Series for any error of judgment or mistake of law or for any loss suffered by the Short-to-Medium Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds) against any liability to the Short-to-Medium Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Short-to-Medium Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds against any liability to the Short-to-Medium Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Short-to-Medium Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Short-to-Medium Series,
(iii) to protect the Adviser against any liability to the Short-to-Medium Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Short-to-Medium Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Short-to-Medium Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Short-to-Medium Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Short-to-Medium Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Short-to-Medium Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                   DUPREE MUTUAL FUNDS for and on behalf of Mississippi Tax-Free Short-to-Medium Series


                                   By: /s/ Thomas P. Dupree, Sr.
                                      ---------------------------
                                           President



Attest /s/ Michelle Dragoo
      ---------------------


                                   DUPREE & COMPANY, INC.



                                   By: /s/ William T. Griggs II
                                      ---------------------------
                                           President




Attest /Michelle Dragoo
      -------------------

APPENDIX D

Schedule of Compensation

Custody Fees will be charged at a rate of $1.OO per year for the Dupree Mutual Funds, a Kentucky Business Trust, offering one Class of shares of beneficial interest in eleven Distinct Series.

                                 DARSIE & ELSTE
                                ATTORNEYS AT LAW
                                 P.O. Box 22219
                            LEXINGTON, KENTUCKY 40522
GAY M. ELSTE                                                 JOHN C. DARSIE, JR.
                                                                 (1936-1994)

                                October 14, 1999


Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40588-1149

Dear Ladies and Gentlemen:

         Dupree Mutual Funds (the "Trust") is filing with the Securities and Exchange Commission Post Effective Amendment No. 40 to the Registration Statement filed under the Securities Act of 1933 (File No. 2-64233) and Amendment No. 41 to the Registration Statement filed under the Investment Company Act of 1940 (File No. 811-2918).

         As current counsel to the Trust, this firm has participated in various proceedings relating to the Trust and its predecessor. The undersigned has examined documents, including the Trust's Declaration of Trust, amendments thereto, its Bylaw and minutes.

         Based on the foregoing, it is my opinion that:

         1. The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Kentucky;

         2. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the four series, known as Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series. In accordance with the applicable provisions of Kentucky law and the Trust's Declaration of Trust, shares which are issued and subsequently redeemed by the Trust may be held as Treasury shares, reissued or canceled as determined by the Trustees of the Trust; and

         3. As of the filing of an amendment to the Declaration of Trust creating the four series, the shares will be fully paid and non assessable.

         I hereby consent to the filing of this opinion with the Securities and Exchange Commission as a part of Post-Effective Amendment 40, Amendment 41.
                                               Yours very truly,

                                               DARSIE & ELSTE


                                               By________________________

                         CONSENT OF INDEPENDENT AUDITORS




We consent to the references to our firm under the caption "Independent Auditors" in the Prospectus and under the caption "Other Services" in the Statement of Additional Information, both included in Post-Effective Amendment No. 41 to the Registration Statement (Form N-1A No. 811-2918) of Dupree Mutual Funds, and to the use of our report dated July 30, 1999, incorporated therein.




                                       ERNST & YOUNG LLP



Cincinnati, Ohio
October 12, 1999